Mortgage Servicing Assets	12 Months Ended
Dec. 31, 2025
Servicing Asset [Abstract]
Mortgage Servicing Assets
8. Mortgage Servicing Assets

We originate and periodically sell commercial and residential mortgage loans but continue to service those loans for the buyers. We also may purchase the right to service commercial mortgage loans for other lenders. We record a servicing asset if we purchase or retain the right to service loans in exchange for servicing fees that exceed the going market servicing rate and are considered more than adequate compensation for servicing. Additional information pertaining to the accounting for mortgage and other servicing assets is included in Note 1 (“Summary of Significant Accounting Policies”) under the heading “Servicing Assets.”
Commercial

Changes in the carrying amount of commercial mortgage servicing assets are summarized as follows:

Year ended December 31, Dollars in millions	2025	2024
Balance at beginning of period	$609	$638
Servicing retained from loan sales	83	67
Purchases	11	28
Amortization	(125)	(124)
Balance at end of period	$578	$609
Fair value at end of period	$736	$819

The fair value of commercial mortgage servicing assets is determined by calculating the present value of future cash flows associated with servicing the loans. This calculation uses a number of assumptions that are based on current market conditions. The range and weighted-average of the significant unobservable inputs used to determine fair value our commercial mortgage servicing assets along with the valuation techniques, are shown in the following table:

dollars in millions		December 31, 2025			December 31, 2024
Valuation Technique	Significant Unobservable Input	Range		Weighted-Average	Range		Weighted-Average
Discounted cash flow	Expected defaults	1.00%	2.00%	1.01%	1.00%	2.00%	1.01%
	Residual cash flows discount rate	6.96%	10.84%	10.58%	7.00%	10.61%	10.31%
	Escrow earn rate	3.94%	4.09%	4.08%	4.62%	4.70%	4.69%
	Prepayment rate	8.00%	45.00%	10.05%	8.00%	45.00%	10.29%

If these economic assumptions change or prove incorrect, the fair value of commercial mortgage servicing assets may also change. Expected credit losses, escrow earn rates, and discount rates are critical to the valuation of commercial mortgage servicing assets. Estimates of these assumptions are based on how a market participant would view the respective rates and reflect historical data associated with the commercial mortgage loans, industry trends, and other considerations. Actual rates may differ from those estimated due to changes in a variety of economic factors. A decrease in the value assigned to the escrow earn rates would cause a decrease in the fair value of our commercial mortgage servicing assets. An increase in the assumed default rates of commercial mortgage loans or an increase in the assigned discount rates would cause a decrease in the fair value of our commercial mortgage servicing assets. Prepayment activity on commercial serviced loans does not significantly impact the valuation of our commercial mortgage servicing assets. Unlike residential mortgages, commercial mortgages experience significantly lower prepayments due to certain contractual restrictions impacting the borrower’s ability to prepay the mortgage.

The sensitivity of the fair value of commercial mortgage servicing assets to adverse fluctuations in key assumptions as of December 31, 2025, is presented below:

Dollars in millions	2025
Key assumptions:
Escrow earn rate assumptions	4.08%
Effect on fair value from 10% adverse change	$(29)
Effect on fair value from 20% adverse change	(57)
Discount rate assumptions	10.58%
Effect on fair value from 10% adverse change	$(19)
Effect on fair value from 20% adverse change	(36)
Default rate assumptions	1.01%
Effect on fair value from 10% adverse change	$(2)
Effect on fair value from 20% adverse change	(3)
Prepayment rate assumptions	10.05%
Effect on fair value from 10% adverse change	$(6)
Effect on fair value from 20% adverse change	(13)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of an adverse variation in a particular assumption on the fair value is calculated without changing any other assumption, while in reality changes in one factor may result in changes in another, which may either magnify or counteract the effect of the change.

Assumptions and information for originated mortgage servicing right additions for the year ended December 31, 2025 are shown in the following table:

Dollars in millions	2025
Unpaid principal balance of loans sold during the period	$8,511
Pretax gains related to the sale of mortgage loans	131
Weighted average servicing fee rate	0.16%
Weighted average assumptions:
Escrow earn rate assumption	4.88%
Discount rate assumption	9.82%
Default rate assumption	1.04%
Prepayment rate assumption	12.71%

The amortization of commercial mortgage servicing assets is determined in proportion to, and over the period of, the estimated net servicing income. The amortization of commercial servicing assets for each period, as shown in the table at the beginning of this note, is recorded as a reduction to contractual fee income. The contractual fee income from servicing commercial mortgage loans totaled $400 million for the year ended December 31, 2025, $382 million for the year ended December 31, 2024, and $314 million for the year ended December 31, 2023. This fee income was partially offset by $125 million of amortization for the year ended December 31, 2025, $124 million for the year ended December 31, 2024, and $123 million for the year ended December 31, 2023. Both the contractual fee income and the amortization are recorded, net, in “commercial mortgage servicing fees” on the income statement.

Residential

Changes in the carrying amount of residential mortgage servicing assets are summarized as follows:

Dollars in millions	2025	2024
Balance at beginning of period	$111	$108
Servicing retained from loan sales	14	13
Amortization	(12)	(11)
Temporary recoveries (impairments)	—	1
Balance at end of period	$113	$111
Fair value at end of period	$137	$138

The fair value of mortgage servicing assets is determined by calculating the present value of future cash flows associated with servicing the loans. This calculation uses a number of assumptions that are based on current market conditions. The range and weighted-average of the significant unobservable inputs used to fair value our mortgage servicing assets at December 31, 2025, and December 31, 2024, along with the valuation techniques, are shown in the following table:

		December 31, 2025			December 31, 2024
Valuation Technique	Significant Unobservable Input	Range		Weighted-Average	Range		Weighted-Average
Discounted cash flow	Prepayment speed	6.01%	33.07%	8.33%	5.42%	46.30%	7.69%
	Discount rate	6.50%	8.75%	6.62%	6.50%	8.75%	6.61%
	Servicing cost	$70.00	$4,332	$76.47	$70.00	$4,332	$75.99

If these economic assumptions change or prove incorrect, the fair value of residential mortgage servicing assets may also change. Prepayment speed, discount rates, and servicing cost    are critical to the valuation of residential mortgage servicing assets. Estimates of these assumptions are based on how a market participant would view the respective rates and reflect historical data associated with the residential mortgage loans, industry trends, and other considerations. Actual rates may differ from those estimated due to changes in a variety of economic factors. An increase in the prepayment speed would cause a decrease in the fair value of our residential mortgage servicing assets. An increase in the assigned discount rates and servicing cost assumptions would cause a decrease in the fair value of our residential mortgage servicing assets.
The sensitivity of the fair value of residential mortgage servicing assets to adverse fluctuations in key assumptions as of December 31, 2025, is presented below:

Dollars in millions	2025
Key Assumptions:
Prepayment speed	8.33%
Effect on Fair Value of a 10% adverse change	$(4)
Effect on Fair Value of a 20% adverse change	(8)
Discount rate	6.62%
Effect on Fair Value of a 10% adverse change	$(4)
Effect on Fair Value of a 20% adverse change	(7)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of an adverse variation in a particular assumption on the fair value is calculated without changing any other assumption, while in reality changes in one factor may result in changes in another, which may either magnify or counteract the effect of the change.

The amortization of residential servicing assets for December 31, 2025, as shown in the table above, is recorded as a reduction to contractual fee income. The contractual fee income from servicing residential mortgage loans totaled $41 million for the year ended December 31, 2025, $40 million for the year ended December 31, 2024, and $38 million for the year ended December 31, 2023. This fee income was offset by $12 million of amortization for the year ended December 31, 2025, $11 million for the year ended December 31, 2024, and $9 million for the year ended December 31, 2023. Both the contractual fee income and the amortization are recorded, net, in “consumer mortgage income” on the income statement.